Basis of Presentation - Additional Information (Details)	Dec. 19, 2024	Sep. 30, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Nature Of Business [Line Items]
Common stock, par value		$ 0.001	$ 0.001	$ 0.001
Subsequent Event [Member]
Nature Of Business [Line Items]
Reverse stock split	0.083